PROSPECTUS SUPPLEMENT

GLOBAL X FUNDS

SUPPLEMENT DATED APRIL 5, 2011

TO THE PROSPECTUS DATED MARCH 1, 2011 (THE “PROSPECTUS”)

GLOBAL X FTSE COLOMBIA 20 ETF (THE “FUND”)

The following information supplements the information found in, and should be read in conjunction with, the Prospectus.

Effective April 6, 2011, the number of shares that comprise a creation unit for the Fund will change from 30,000 to 50,000.  Accordingly, the paragraph under “Purchase and Sale of Fund Shares” on page 11 of the Prospectus is hereby deleted and replaced with the following:

Shares will be listed and traded at market prices on an exchange.  Shares may only be purchased and sold on the exchange through a broker-dealer.  The price of Shares is based on market price, and because exchange-traded fund Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).  Only Authorized Participants who have entered into agreements with the Fund’s distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof ("Creation Units").  The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies each Business Day.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

GLOBAL X FUNDS

SUPPLEMENT DATED APRIL 5, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2011 (THE “SAI”)

GLOBAL X FTSE COLOMBIA 20 ETF (THE “FUND”)

The following information supplements the information found in, and should be read in conjunction with, the Statement of Additional Information.

Effective April 6, 2011, the number of shares that comprise a creation unit for the Fund will change from 30,000 to 50,000.  Accordingly, the table under “General Description of the Trust and Its Funds” on pages 1 and 2 of the SAI is hereby deleted and replaced with the following:

Fund	Number of Shares per Creation Unit
Global X FTSE Nordic Region ETF	50,000
Global X FTSE Norway 30 ETF	50,000
Global X FTSE Denmark 30 ETF	50,000
Global X FTSE Finland 30 ETF	50,000
Global X FTSE Argentina 20 ETF	50,000
Global X FTSE Colombia 20 ETF	50,000
Global X Brazil Mid Cap ETF	50,000
Global X Brazil Consumer ETF	50,000
Global X Brazil Financials ETF	50,000
Global X Brazil Industrials ETF	50,000
Global X Brazil Materials ETF	50,000
Global X Brazil Utilities ETF	50,000
Global X China Consumer ETF	50,000
Global X China Energy ETF	50,000
Global X China Financials ETF	50,000
Global X China Industrials ETF	50,000
Global X China Materials ETF	50,000
Global X China Technology ETF	50,000
Global X China Mid Cap ETF	50,000
Global X Aluminum ETF	50,000
Global X Copper Miners ETF	50,000
Global X Pure Gold Miners ETF	50,000
Global X Lithium ETF	50,000
Global X Platinum Miners ETF	50,000
Global X Silver Miners ETF	50,000
Global X Uranium ETF	50,000
Global X Emerging Africa ETF	50,000
Global X Pakistan KSE-30 ETF	50,000
Global X Philippines PSEi ETF	50,000
Global X FTSE United Arab Emirates 20 ETF	50,000
Global X Fishing Industry ETF	50,000
Global X Food ETF	50,000
Global X Shipping ETF	50,000
Global X Waste Management ETF	50,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE